Shareholder Report, Holdings (Details)	May 31, 2026
C000250300 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000250300 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000250300 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000250300 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250300 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250300 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250300 | Amazon.Com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250300 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250300 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250300 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250300 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250300 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000250300 | Software
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000250300 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000250300 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250300 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000250300 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000250300 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250300 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250300 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250300 | Commercial Banks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250300 | Internet Software & Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250300 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250300 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000250300 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000250300 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250300 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250300 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242878 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242878 | Okta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242878 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242878 | Rubrik, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242878 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242878 | Nextdc Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242878 | Akamai Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242878 | F5, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242878 | Sentinelone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242878 | Qualys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242878 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242878 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242878 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000242878 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000242878 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000242878 | IT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242878 | Research & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242878 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242878 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000242878 | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242878 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000242878 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242878 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242878 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242878 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130526 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130526 | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130526 | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130526 | Sun Hung KAI Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130526 | Sumitomo Realty & Development
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130526 | Vonovia Se
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130526 | Scentre Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130526 | Swiss Prime Site AG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130526 | Link REIT
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130526 | China Resources Land Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130526 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000130526 | Real Estate Operations/Development
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000130526 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000130526 | Warehouse/Industry
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000130526 | Real Estate Management/Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000130526 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000130526 | Office Property
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130526 | Apartments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130526 | Regional Malls
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130526 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130526 | Building-Residential/Commercial
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130526 | Storage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130526 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000130526 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130526 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000130526 | Australia
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000130526 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130526 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130526 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130526 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130526 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130526 | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130526 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242879 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242879 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242879 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242879 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242879 | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242879 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242879 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242879 | Mediatek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242879 | LAM Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242879 | Tsmc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242879 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242879 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000242879 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000242879 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242879 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242879 | Industrial Machinery & Supplies
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000242879 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000242879 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000242879 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242879 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000242879 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000242879 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000242880 | Fuelcell Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242880 | Purecycle Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242880 | Shoals Technologies Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242880 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242880 | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242880 | Energy Vault Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242880 | Quantumscape Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242880 | Plug Power, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242880 | Eos Energy Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242880 | Fluence Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242880 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000242880 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000242880 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000242880 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000242880 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242880 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245888 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245888 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000245888 | Amazon.Com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245888 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245888 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000245888 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245888 | LAM Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000245888 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245888 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245888 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245888 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000245888 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000245888 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000245888 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245888 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245888 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000245888 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000245888 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000245888 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245888 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125568 | Zhongji Innolight Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125568 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125568 | Kweichow Moutai Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125568 | Eoptolink Technology, Inc. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000125568 | Ping An Insurance Group Co. of China Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125568 | Zijin Mining Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125568 | China Merchants Bank Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125568 | BNHPMD
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125568 | Midea Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125568 | Luxshare Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125568 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125568 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000125568 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125568 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125568 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125568 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000125568 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125568 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000125568 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000125568 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125568 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000138395 | Hengtong Optic-Electric Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138395 | Han's Laser Technology Industry Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000138395 | BPH27X
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000138395 | BD5C8C
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000138395 | BSNVN6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000138395 | Shenzhen Sunway Communication Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000138395 | BMTCW7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000138395 | BNHSQK
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000138395 | BD5CMC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000138395 | BRS776
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000138395 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000138395 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000138395 | Materials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000138395 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000138395 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000138395 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000138395 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138395 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000138395 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000138395 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000138395 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262479 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000262479 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000262479 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000262479 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000262479 | Larsen & Toubro Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000262479 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262479 | State Bank of India
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262479 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000262479 | Kotak Mahindra Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000262479 | ITC Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000262479 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000262479 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000262479 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000262479 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000262479 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000262479 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000262479 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000262479 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000262479 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000262479 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000262479 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000262479 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000135616 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135616 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135616 | Tsmc
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135616 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135616 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135616 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135616 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135616 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135616 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000135616 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000135616 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000135616 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000135616 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000135616 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000135616 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000135616 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135616 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000135616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135616 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000135616 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000135616 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135616 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000135616 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000135616 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135616 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135616 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000135616 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135616 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000135616 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000135616 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135616 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000135616 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000135616 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096055 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000096055 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096055 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000096055 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000096055 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096055 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096055 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096055 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096055 | BHP Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096055 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096055 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096055 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096055 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000096055 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096055 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096055 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096055 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096055 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096055 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096055 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000096055 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096055 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096055 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096055 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096055 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000096055 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096055 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000096055 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096055 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096055 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096055 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096055 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096055 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096054 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000096054 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000096054 | Mediatek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000096054 | Tsmc
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000096054 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000096054 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096054 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096054 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096054 | HON HAI Precision Industry Co.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096054 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000096054 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096054 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096054 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096054 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096054 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096054 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096054 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000096054 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096054 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096054 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000096054 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096054 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096054 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096054 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000096054 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096054 | China
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000096054 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000096054 | India
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096054 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096054 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096054 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096054 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130527 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130527 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130527 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130527 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130527 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130527 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130527 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130527 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130527 | SAP Se
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130527 | Banco Santander SA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130527 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000130527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000130527 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130527 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130527 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000130527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130527 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000130527 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000130527 | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000130527 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000130527 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130527 | France
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000130527 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000130527 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000130527 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130527 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130527 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130527 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144410 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144410 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144410 | SAP Se
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144410 | Banco Santander SA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144410 | Totalenergies Se
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144410 | Schneider Electric Se
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144410 | Allianz Se
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144410 | Siemens Energy AG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144410 | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144410 | LVMH Moet Hennessy Louis Vuitt
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144410 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144410 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000144410 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000144410 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144410 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000144410 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000144410 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000144410 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144410 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144410 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000144410 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144410 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144410 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000144410 | France
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000144410 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000144410 | Spain
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000144410 | Italy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000144410 | Finland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144410 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096058 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096058 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000096058 | Softbank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000096058 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000096058 | Hitachi Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000096058 | Sumitomo Mitsui Financial Grou
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096058 | Kioxia Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096058 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096058 | Advantest Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096058 | Mizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096058 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096058 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000096058 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096058 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096058 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096058 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000096058 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096058 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096058 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096058 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096058 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125719 | New York
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000125719 | California
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000125719 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000125719 | Florida
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125719 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125719 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000125719 | AA
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000125719 | A
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000125719 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125719 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125719 | Airport
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000125719 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000125719 | Tax-Backed
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000125719 | Public Power
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000125719 | Toll Facilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125719 | Sales and Special Tax
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125719 | Lease
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125719 | Seaport
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125719 | Mass Transit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157941 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157941 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157941 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157941 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157941 | Totalenergies Se
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000157941 | Allianz Se
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157941 | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157941 | NOVO Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000157941 | British American Tobacco PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157941 | Unilever PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157941 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000157941 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000157941 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000157941 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000157941 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157941 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000157941 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000157941 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000157941 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157941 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000157941 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000157941 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000157941 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000157941 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000157941 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157941 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157941 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000157941 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000157941 | France
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000157941 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000157941 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157941 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157941 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000251233 | AA
Holdings [Line Items]
Percent of Net Asset Value	100.00%